UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the 12-month period ended September 30, 2003, Oppenheimer Champion Income Fund delivered reasonably good performance, participating in the high yield market's gains. During the reporting period the Fund's Class A shares produced a total return of 24.62%, at net asset value. The Fund's performance was driven primarily by the market's upward trend. Performance relative to the benchmark benefited from the Fund's emphasis on generally lower-rated instruments issued by highly leveraged companies in the wireless telecommunications and utilities areas.
   During the recent period, we found a relatively large number of attractive investment opportunities meeting our disciplined criteria in cyclical industry areas we believed were well positioned to benefit from economic growth. In the wireless telecommunications area, the Fund's primary area of investment, we focused on tower operators, such as SBA Communications Corp., which generated strong cash flow and which effected major restructurings of their balance sheets during the period to steady their financial footing. Among cable operators, we derived excellent returns from investments in Charter Communications, Inc. Finally, among utilities, we invested in bonds issued by a variety of independent power producers, such as Dynegy Holdings, Inc. and Calpine Corp.
   The team proactively worked to de-emphasize investments in bonds issued by aerospace companies, proving beneficial to the Fund, as the team avoided a sector of the market burdened by excess fleet capacity. We also allocated relatively few assets to wireline telecommunications, another area with overcapacity problems. However, the Fund was underweight in bonds issued by wireline equipment providers that rose sharply during the period, because the team viewed the bonds as too risky. As a result, this underweighting undermined the Fund's performance relative to its benchmark, which had invested more heavily in these bonds.
   As of the end of the period, we continue to allocate a relatively large percentage of the Fund's assets to instruments issued by wireless telecommunications tower operators, cable operators and utilities. Among utilities, however, we have shifted our emphasis away from independent power producers toward power transmission companies. We have also found a relatively large number of attractive investments in the manufacturing and metals areas, reflecting our cyclical view of the economy. Conversely, we have relatively few aerospace and wireline technology securities for reasons mentioned earlier. We also hold few automotive securities in light of currently weak pricing power on the part of parts

5  |  OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION

suppliers, and relatively few financial services instruments, which often feature complex structures that are not conducive to the rigorous analysis we perform. The Fund's portfolio holdings, allocations and strategies are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until September 30, 2003. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B shares, performance is measured from inception of the Class on October 2, 1995. In the case of Class C shares, performance is measured from inception of the Class on December 1, 1993. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001.
   The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of Lehman Brothers Credit Index (formerly Lehman Brothers Corporate Bond Index) and the Merrill Lynch High Yield Master Index. The Lehman Brothers Credit Index is an unmanaged index of publicly-issued nonconvertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. The Merrill Lynch High Yield Master Index is an index of below investment grade (ratings are generally comparable to below BBB of S&P) U.S. corporate issuers. It is widely recognized as a measure of the U.S. corporate high yield bond market.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


6  |  OPPENHEIMER CHAMPION INCOME FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Champion Income Fund (Class A)
     Lehman Brothers Credit Index
     Merrill Lynch High Yield Master Index

[LINE CHART]

                    Value of Investment Lehman Brothers     Merrill Lynch High
Date                      In Fund        Credit Index       Yield Master Index

09/30/1993                $ 9,525          $10,000           $10,000
12/31/1993                 10,042            9,985            10,347
03/31/1994                  9,933            9,634            10,155
06/30/1994                  9,985            9,483            10,038
09/30/1994                 10,060            9,552            10,174
12/31/1994                 10,029           9,593             10,226
03/31/1995                 10,358           10,161            10,843
06/30/1995                 10,806           10,917            11,531
09/30/1995                 11,075           11,174            11,868
12/31/1995                 11,503           11,727            12,262
03/31/1996                 11,843           11,424            12,441
06/30/1996                 12,053           11,475            12,612
09/30/1996                 12,546           11,705            13,104
12/31/1996                 13,044           12,112            13,619
03/31/1997                 13,059           11,990            13,762
06/30/1997                 13,679           12,484            14,415
09/30/1997                 14,297           12,973            14,979
12/31/1997                 14,598           13,351            15,366
03/31/1998                 15,236           13,555            15,794
06/30/1998                 15,210           13,905            16,058
09/30/1998                 14,227           14,409            15,484
12/31/1998                 14,662           14,496            15,928
03/31/1999                 15,310           14,393            16,101
06/30/1999                 15,413           14,168            16,209
09/30/1999                 15,244           14,208            16,006
12/31/1999                 15,626           14,212            16,179
03/31/2000                 15,458           14,415            15,887
06/30/2000                 15,699           14,593            15,987
09/30/2000                 15,765           15,041            16,203
12/31/2000                 14,948           15,547            15,566
03/31/2001                 15,622           16,211            16,533
06/30/2001                 15,188           16,384            16,323
09/30/2001                 14,316           17,012            15,664
12/31/2001                 15,192           17,164            16,531
03/31/2002                 15,249           17,119            16,855
06/30/2002                 14,525           17,614            15,820
09/30/2002                 13,960           18,404            15,320
12/31/2002                 14,643           18,971            16,342
03/31/2003                 15,479           19,426            17,470
06/30/2003                 16,921           20,357            19,159
09/30/2003                 17,396           20,327            19,644


Average Annual Total Returns of Class A Shares of the Fund at 9/30/03*
1-Year 18.70%   5-Year 3.10%    10-Year 5.69%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Champion Income Fund (Class B)
     Lehman Brothers Credit Index
     Merrill Lynch High Yield Master Index

[LINE CHART]
                  Value of Investment  Lehman Brothers     Merrill Lynch High
Date                      In Fund        Credit Index      Yield Master Index

10/02/1995                $10,000          $10,000           $10,000
12/31/1995                 10,353           10,494            10,332
03/31/1996                 10,634           10,223            10,483
06/30/1996                 10,800           10,269            10,627
09/30/1996                 11,220           10,475            11,041
12/31/1996                 11,643           10,839            11,476
03/31/1997                 11,634           10,730            11,596
06/30/1997                 12,164           11,172            12,146
09/30/1997                 12,690           11,609            12,622
12/31/1997                 12,930           11,948            12,947
03/31/1998                 13,470           12,130            13,308
06/30/1998                 13,424           12,443            13,531
09/30/1998                 12,532           12,894            13,047
12/31/1998                 12,890           12,972            13,422
03/31/1999                 13,436           12,880            13,567
06/30/1999                 13,500           12,679            13,658
09/30/1999                 13,329           12,714            13,487
12/31/1999                 13,626           12,719            13,633
03/31/2000                 13,464           12,900            13,387
06/30/2000                 13,636           13,059            13,471
09/30/2000                 13,667           13,460            13,653
12/31/2000                 12,943           13,913            13,116
03/31/2001                 13,490           14,507            13,931
06/30/2001                 13,104           14,662            13,754
09/30/2001                 12,327           15,224            13,198
12/31/2001                 13,081           15,360            13,930
03/31/2002                 13,130           15,319            14,202
06/30/2002                 12,506           15,762            13,330
09/30/2002                 12,020           16,470            12,909
12/31/2002                 12,608           16,977            13,770
03/31/2003                 13,328           17,384            14,720
06/30/2003                 14,569           18,218            16,144
09/30/2003                 14,979           18,191            16,552


Average Annual Total Returns of Class B Shares of the Fund at 9/30/03*
1-Year 18.71%   5-Year 3.06%    Since Inception 5.18%

*See Notes on page 9 for further details.
The performance information for the indices in the graphs begins on 9/30/93 for Class A, 9/30/95 for Class B, 11/30/93 for Class C and 2/28/01 for Class N. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Champion Income Fund (Class C)
     Lehman Brothers Credit Index
     Merrill Lynch High Yield Master Index

[LINE CHART]

                    Value of Investment Lehman Brothers   Merrill Lynch High
Date                      In Fund        Credit Index     Yield Master Index


12/01/1993                $10,000          $10,000           $10,000
12/31/1993                 10,154           10,058            10,100
03/31/1994                 10,024            9,704             9,913
06/30/1994                 10,057            9,552             9,798
09/30/1994                 10,111            9,622             9,932
12/31/1994                 10,053            9,663             9,982
03/31/1995                 10,362           10,235            10,585
06/30/1995                 10,790           10,997            11,256
09/30/1995                 11,037           11,256            11,585
12/31/1995                 11,442           11,813            11,970
03/31/1996                 11,750           11,507            12,144
06/30/1996                 11,945           11,559            12,311
09/30/1996                 12,411           11,791            12,791
12/31/1996                 12,880           12,200            13,294
03/31/1997                 12,870           12,078            13,434
06/30/1997                 13,457           12,575            14,071
09/30/1997                 14,039           13,068            14,622
12/31/1997                 14,313           13,449            14,999
03/31/1998                 14,900           13,654            15,417
06/30/1998                 14,850           14,007            15,676
09/30/1998                 13,864           14,514            15,115
12/31/1998                 14,259           14,602            15,549
03/31/1999                 14,863           14,498            15,717
06/30/1999                 14,934           14,271            15,822
09/30/1999                 14,744           14,312            15,625
12/31/1999                 15,072           14,317            15,793
03/31/2000                 14,893           14,521            15,509
06/30/2000                 15,084           14,700            15,606
09/30/2000                 15,115           15,151            15,817
12/31/2000                 14,313           15,661            15,195
03/31/2001                 14,932           16,330            16,139
06/30/2001                 14,491           16,504            15,934
09/30/2001                 13,631           17,136            15,290
12/31/2001                 14,438           17,289            16,137
03/31/2002                 14,465           17,244            16,453
06/30/2002                 13,751           17,743            15,443
09/30/2002                 13,192           18,539            14,955
12/31/2002                 13,830           19,110            15,953
03/31/2003                 14,576           19,568            17,054
06/30/2003                 15,905           20,506            18,703
09/30/2003                 16,319           20,476            19,176


Average Annual Total Returns of Class C Shares of the Fund at 9/30/03*
1-Year 22.71%   5-Year 3.31%    Since Inception 5.11%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Champion Income Fund (Class N)
     Lehman Brothers Credit Index
     Merrill Lynch High Yield Master Index

[LINE CHART]

                    Value of Investment Lehman Brothers  Merrill Lynch High
Date                      In Fund        Credit Index    Yield Master Index

03/01/2001                $10,000          $10,000           $10,000
03/31/2001                  9,680           10,062             9,868
06/30/2001                  9,412           10,169             9,743
09/30/2001                  8,871           10,559             9,349
12/31/2001                  9,419           10,653             9,867
03/31/2002                  9,437           10,625            10,060
06/30/2002                  8,983           10,932             9,442
09/30/2002                  8,630           11,423             9,144
12/31/2002                  9,051           11,775             9,754
03/31/2003                  9,560           12,057            10,427
06/30/2003                 10,428           12,635            11,436
09/30/2003                 10,710           12,617            11,725

Average Annual Total Returns of Class N Shares of the Fund at 9/30/03*
1-Year  23.10%             Since Inception  2.69%

*See Notes on page 9 for further details.
The performance information for the indices in the graphs begins on 9/30/93 for Class A, 9/30/95 for Class B, 11/30/93 for Class C and 2/28/01 for Class N. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

8  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

9  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2003

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--0.2%
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                $  3,000,000     $    3,172,735
---------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                       2,400,281            120,014
---------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28 1                                                              469,108            140,732
                                                                                                      ---------------
 Total Asset-Backed Securities (Cost $5,493,030)                                                           3,433,481

---------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--1.0%
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Interest-Only Certificates, Series 2002-CKP1, Cl. AX, 12.034%, 12/15/35 2,3           73,320,968          1,116,063
---------------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 7.975%, 4/29/39 1,4                                             750,000            753,398
 Series 1997-CHL1, Cl. E, 7.975%, 4/29/39 1,4                                           4,000,000          3,361,252
---------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial
 Interest-Only Mtg. Obligations, Series 1999-PLS1, Cl. X, 13.964%, 2/15/32 1,2         59,397,904          1,171,921
---------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1997-RR, Cl. D, 7.702%, 4/30/39 3,4                                             4,150,224          3,849,531
 Series 1997-RR, Cl. E, 7.702%, 4/30/39 3,4                                               400,022            321,186
 Series 1997-RR, Cl. F, 7.702%, 4/30/39 3,4                                             7,400,399          5,005,651
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30 3                                              1,200,000          1,117,619
                                                                                                      ---------------
 Total Mortgage-Backed Obligations (Cost $16,677,643)                                                     16,696,621

---------------------------------------------------------------------------------------------------------------------
 Loan Participations--0.0%

 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation Nts.,
 Tranche A, 11.111%, 1/1/02 1,5,6 (Cost $3,866,575)                                     3,945,448                 --

---------------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--79.9%
---------------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--22.8%
---------------------------------------------------------------------------------------------------------------------
 Auto Components--1.7%
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10 1        2,800,000          2,968,000
---------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11 7                             1,550,000          1,348,500
---------------------------------------------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11 7                                                              4,870,000          5,357,000
 10.125% Nts., 3/15/10 7                                                                2,000,000          2,245,000
---------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12 7                                                   3,600,000          3,753,000
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                 300,000            323,163
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09 7                                              300,000            280,500
---------------------------------------------------------------------------------------------------------------------
 Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                           2,000,000          2,110,000
---------------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12 7                                          1,450,000          1,305,000
---------------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                              2,900,000          3,327,750
---------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., 7/15/13 3                              2,400,000          2,616,000
---------------------------------------------------------------------------------------------------------------------
 United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13 3                               1,350,000          1,410,750
                                                                                                      ---------------
                                                                                                          27,044,663




10  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Automobiles--0.5%
 DirecTV Holdings LLC, 8.375% Sr. Nts., 3/15/13 3,7                                  $  7,550,000     $    8,550,375
---------------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--6.5%
 Ameristar Casinos, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09 7                        1,000,000          1,142,500
---------------------------------------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                                     1,675,000            594,625
---------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                          1,900,000          2,063,875
---------------------------------------------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      4,100,000          4,392,125
---------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12 7                                      2,900,000          3,157,375
---------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,5,6                 7,500                 --
---------------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09                   3,000,000          3,232,500
---------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                       3,000,000          3,217,500
---------------------------------------------------------------------------------------------------------------------
 Dominos, Inc., 8.25% Sr. Sub. Nts., 7/1/11 3,7                                         2,650,000          2,812,312
---------------------------------------------------------------------------------------------------------------------
 Family Restaurants, Inc., 10.875% Sr. Sub. Disc. Nts., 2/1/04 1,5,6                      400,000              4,000
---------------------------------------------------------------------------------------------------------------------
 Herbst Gaming, Inc., 10.75% Sr. Sec. Nts., 9/1/08                                        800,000            893,000
---------------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 7.625% Nts., 5/15/08 7                                                                 3,100,000          3,410,000
 7.625% Nts., 12/1/12 7                                                                   700,000            768,250
---------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07 7                  2,100,000          2,155,125
---------------------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 8.625% Sr. Sub. Nts., 5/15/09                                    4,000,000          4,305,000
---------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                               2,700,000          2,851,875
---------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                                 2,400,000          2,622,000
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12 7                     3,250,000          3,534,375
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06 1,7                                       3,725,000          4,083,531
---------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10 7                                                        1,000,000          1,152,500
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                          4,000,000          4,620,000
---------------------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11 7                                5,500,000          6,077,500
---------------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 6.375% Sr. Sub. Nts., 7/15/09 3                                                        1,200,000          1,216,500
 8% Sr. Sub. Nts., 4/1/12                                                               1,300,000          1,410,500
 8.375% Sr. Sub. Nts., 7/1/11 7                                                         3,000,000          3,285,000
---------------------------------------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10 7                        4,500,000          4,837,500
---------------------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                              2,200,000          2,378,750
---------------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,5,6                                       3,900,000                 --
---------------------------------------------------------------------------------------------------------------------
 Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07 7                                         1,850,000          1,826,875
---------------------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12 1                                1,700,000          1,683,000
---------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10 7                                                            650,000            689,000
 8.75% Sr. Unsub. Nts., 2/2/11 1,7                                                      2,000,000          2,190,000
---------------------------------------------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10 7                                                              2,000,000          1,845,000
 9.75% Sr. Nts., 4/15/13 3,7                                                            3,800,000          3,591,000
---------------------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12 7                   5,150,000          5,665,000
---------------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                             1,700,000          1,889,125
---------------------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                    3,500,000          3,810,625


11  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Trump Casino Holdings LLC/Trump Casino Funding, Inc.,
 11.625% Sr. Sec. Nts., 3/15/10 7                                                    $  2,400,000     $    2,157,000
---------------------------------------------------------------------------------------------------------------------
 Universal City Development Partners, 11.75% Sr. Nts., 4/1/10 1                         2,700,000          3,051,000
---------------------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09 1                              2,750,000          2,904,688
---------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10               2,200,000          2,519,000
                                                                                                      ---------------
                                                                                                         104,039,531

---------------------------------------------------------------------------------------------------------------------
 Household Durables--2.1%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                       2,800,000          3,038,000
---------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 9.375% Sr. Unsec. Sub. Nts., 3/15/11 1                                                   400,000            438,000
 9.75% Sr. Sub. Nts., 9/15/10 7                                                           600,000            678,000
---------------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Debs., 2/15/10                                  3,500,000          3,780,000
---------------------------------------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10                                              1,500,000          1,511,250
---------------------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                           1,600,000          1,720,000
---------------------------------------------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                                                         1,550,000          1,685,625
 9.50% Sr. Unsec. Sub. Nts., 2/15/11 7                                                  1,950,000          2,147,437
---------------------------------------------------------------------------------------------------------------------
 Meritage Corp.:
 9.75% Sr. Nts., 6/1/11 3                                                               1,800,000          1,980,000
 9.75% Sr. Unsec. Nts., 6/1/11                                                          1,000,000          1,100,000
---------------------------------------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                    2,000,000          1,975,000
---------------------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12 1,7                               2,000,000          2,195,000
---------------------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11 1                                             1,500,000          1,642,500
---------------------------------------------------------------------------------------------------------------------
 WCI Communities, Inc.:
 9.125% Sr. Sub. Nts., 5/1/12                                                           1,900,000          2,042,500
 10.625% Sr. Unsec. Sub. Nts., 2/15/11                                                  1,800,000          1,980,000
---------------------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                      2,500,000          2,725,000
---------------------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07 7                              2,400,000          2,376,000
                                                                                                      ---------------
                                                                                                          33,014,312

---------------------------------------------------------------------------------------------------------------------
 Leisure Equipment & Products--0.1%
 Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                               2,300,000          2,369,000
---------------------------------------------------------------------------------------------------------------------
 Media--9.0%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09 5,6,7                                                   1,740,000          1,196,250
 8.125% Sr. Nts., Series B, 7/15/03 5,6                                                 5,000,000          3,450,000
 10.25% Sr. Unsec. Nts., 11/1/06 5,6                                                    3,800,000          2,641,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,6                                                 300,000            216,000
 10.875% Sr. Unsec. Nts., 10/1/10 5,6                                                   2,700,000          1,903,500
---------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                    1,700,000          1,742,500
---------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                            8,000,000          8,440,000
---------------------------------------------------------------------------------------------------------------------
 American Media Operations, Inc., 8.875% Sr. Unsec. Sub. Nts., 1/15/11 7                2,700,000          2,905,875
---------------------------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                               1,500,000          1,612,500
---------------------------------------------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Cl. B, 4/15/13 7                       900,000            967,500
---------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09                    6,750,000          7,121,250


12  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Media Continued
 CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11 3                     $    700,000     $      747,250
---------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/
 Charter Communications Holdings Capital Corp.:
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 7,8                                      4,000,000          2,220,000
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 8                                              13,350,000          9,511,875
 8.625% Sr. Unsec. Nts., 4/1/09 7                                                       4,150,000          3,195,500
 10% Sr. Nts., 4/1/09                                                                   2,700,000          2,146,500
 10% Sr. Unsec. Sub. Nts., 5/15/11 7                                                    1,000,000            767,500
 10.75% Sr. Unsec. Nts., 10/1/09                                                          600,000            493,500
---------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                    2,800,000          3,003,000
---------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc.:
 9.375% Sr. Sub. Nts., Series B, 8/1/09 1,5,6                                             500,000                 --
 10.50% Sr. Sub. Nts., 3/1/10 1,5,6                                                     5,175,000                 --
---------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                 1,600,000          1,610,000
---------------------------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                 1,800,000          1,971,000
---------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11 7                 11,150,000         11,177,875
---------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                            800,000            801,000
---------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts., Series B, 3/1/08 1,5,6              2,400,000            204,000
---------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09 7                                                             1,622,000          1,845,025
 9.375% Sr. Unsec. Nts., 2/1/09                                                         4,000,000          4,285,000
 10.375% Sr. Unsec. Nts., 10/1/07                                                       3,100,000          3,464,250
---------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09 7           2,250,000          2,356,875
---------------------------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14         1,500,000          1,586,250
---------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                        3,000,000          3,157,500
---------------------------------------------------------------------------------------------------------------------
 Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                   1,750,000          1,938,125
---------------------------------------------------------------------------------------------------------------------
 Hollinger International Publishing, Inc., 9% Sr. Unsec. Nts., 12/15/10                 2,500,000          2,646,875
---------------------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                                    2,200,000          2,315,500
---------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09 7                      350,000            354,375
---------------------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                                  1,000,000          1,050,000
---------------------------------------------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13 3                                   1,800,000          1,759,500
---------------------------------------------------------------------------------------------------------------------
 LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                            1,350,000          1,437,750
---------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13 7                    850,000            809,625
---------------------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                   400,000            515,068
---------------------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12 7                                        6,000,000          6,315,000
---------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 3,7                                               4,500,000          4,567,500
---------------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 3,7                                                          1,900,000          2,137,500
 10.875% Sr. Sub. Nts., 12/15/12 3,7                                                    3,100,000          3,673,500
---------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                         1,450,000          1,584,125
---------------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12 7                          3,050,000          3,446,500
---------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Unsec. Sub. Nts., 3/15/12                                                       7,050,000          7,473,000
 8.75% Sr. Sub. Nts., 12/15/11 7                                                        1,250,000          1,365,625
---------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                4,750,000          5,046,875



13  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Media Continued
 Vertis, Inc.:
 9.75% Sr. Sec. Nts., 4/1/09 3,7                                                       $1,850,000       $  1,956,375
 10.875% Sr. Unsec. Nts., Series B, 6/15/09                                               800,000            826,000
---------------------------------------------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10 3                                        2,600,000          2,999,750
---------------------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                           1,500,000          1,585,717
---------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                                         3,000,000          3,018,750
                                                                                                      ---------------
                                                                                                         145,563,310

---------------------------------------------------------------------------------------------------------------------
 Multiline Retail--0.6%
 J. C. Penney Co., Inc.:
 7.60% Nts., 4/1/07                                                                     2,600,000          2,821,000
 8% Nts., 3/1/10 7                                                                      2,500,000          2,756,250
---------------------------------------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                                                        1,000,000          1,100,000
 9.875% Nts., 10/1/11 1                                                                 1,900,000          2,251,500
                                                                                                      ---------------
                                                                                                           8,928,750

---------------------------------------------------------------------------------------------------------------------
 Specialty Retail--1.8%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                               2,500,000          2,512,500
---------------------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08 7                                         2,500,000          2,812,500
---------------------------------------------------------------------------------------------------------------------
 Building Materials Corp., 8% Sr. Nts., 12/1/08                                         1,350,000          1,306,125
---------------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06                                           5,900,000          6,622,750
---------------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                 2,000,000          1,980,000
---------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                             2,200,000          2,197,250
---------------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08 1                                   1,025,000          1,060,875
---------------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The):
 6.90% Nts., 9/15/07                                                                    2,600,000          2,808,000
 10.55% Unsub. Nts., 12/15/08                                                             800,000            966,000
---------------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                           2,500,000          2,731,250
---------------------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                           3,000,000          3,465,000
---------------------------------------------------------------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub. Nts., Cl. B, 5/1/10                                1,100,000          1,161,875
---------------------------------------------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Unsec. Sub. Nts., 3/15/12 7                          150,000            164,625
                                                                                                      ---------------
                                                                                                          29,788,750

---------------------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.5%
 Broder Brothers Co., 11.25% Sr. Nts., 10/15/10 3                                       2,000,000          2,035,000
---------------------------------------------------------------------------------------------------------------------
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08 1,5,6                          2,400,000             30,000
---------------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts., 1/15/08                                                         800,000            660,000
 12.25% Sr. Nts., 12/15/12 7                                                            1,100,000            885,500
---------------------------------------------------------------------------------------------------------------------
 Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 3                                     1,250,000          1,337,500
---------------------------------------------------------------------------------------------------------------------
 Phillips/Van Heusen Corp., 8.125% Sr. Nts., 5/1/13 1                                     600,000            631,500
---------------------------------------------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10 1                                                2,000,000          2,130,000
                                                                                                      ---------------
                                                                                                           7,709,500




14  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Consumer Staples--4.5%
---------------------------------------------------------------------------------------------------------------------
 Beverages--0.2%
 Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09 7                      $  1,500,000     $    1,590,000
---------------------------------------------------------------------------------------------------------------------
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                              2,000,000          2,170,000
                                                                                                      ---------------
                                                                                                           3,760,000

---------------------------------------------------------------------------------------------------------------------
 Food & Staples Retailing--1.0%
 B&G Foods, Inc., 9.625% Sr. Sub. Nts., 8/1/07                                          4,000,000          4,120,000
---------------------------------------------------------------------------------------------------------------------
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                                   3,000,000          3,315,000
---------------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 5                                                      1,900,000            323,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 1,5,7                                    400,000              2,040
---------------------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11 7                700,000            661,500
---------------------------------------------------------------------------------------------------------------------
 Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                             1,000,000          1,015,000
---------------------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07 7                                   1,875,000          1,950,000
---------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10 3,7                                                       2,600,000          2,782,000
 9.50% Sr. Sec. Nts., 2/15/11 7                                                         1,600,000          1,816,000
                                                                                                      ---------------
                                                                                                          15,984,540

---------------------------------------------------------------------------------------------------------------------
 Food Products--2.3%
 American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10 1                          3,500,000          4,112,500
---------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08 5,7                          2,000,000          1,140,000
---------------------------------------------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12 3                           1,650,000          1,658,250
---------------------------------------------------------------------------------------------------------------------
 Del Monte Corp.:
 8.625% Sr. Sub. Nts., 12/15/12 3,7                                                     3,600,000          3,951,000
 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                                    1,450,000          1,598,625
---------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 1                                          2,700,000          2,983,500
---------------------------------------------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts., 5/1/09                                                                3,000,000          3,210,000
 8.875% Sr. Unsec. Nts., 3/15/11                                                        1,300,000          1,391,000
---------------------------------------------------------------------------------------------------------------------
 Hines Nurseries, Inc., 10.25% Sr. Nts., 10/1/11 3                                      1,500,000          1,575,000
---------------------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11 1                             2,000,000          2,350,000
---------------------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                             800,000            216,000
---------------------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                                2,400,000          2,628,000
---------------------------------------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09 7                                               2,500,000          2,775,000
---------------------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                       4,000,000          3,780,000
---------------------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc:
 10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                                                 1,000,000          1,292,650
 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                                  1,000,000          1,827,540
                                                                                                      ---------------
                                                                                                          36,489,065

---------------------------------------------------------------------------------------------------------------------
 Household Products--0.8%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1                                            3,600,000          3,798,000
---------------------------------------------------------------------------------------------------------------------
 Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09                          2,500,000          2,768,750



15  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Household Products Continued
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07 1                                          $    500,000     $      480,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07 1                                      1,550,000          1,488,000
---------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11 7                          2,700,000          2,605,500
---------------------------------------------------------------------------------------------------------------------
 Rayovac Corp., 8.50% Sr. Sub. Nts., 10/1/13 3                                          1,300,000          1,335,750
---------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05 7                           1,000,000          1,005,000
---------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 1,5,6                   2,815,000                 --
                                                                                                      ---------------
                                                                                                          13,481,000

---------------------------------------------------------------------------------------------------------------------
 Personal Products--0.2%
 French Fragrances, Inc., 10.375% Sr. Unsec. Nts., Series B, 5/15/07                    2,910,000          3,048,225
---------------------------------------------------------------------------------------------------------------------
 Energy--5.3%
---------------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--1.7%
 BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                           2,750,000          2,983,750
---------------------------------------------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11 7                                         1,200,000          1,266,000
---------------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08 1,5,6                1,985,000            496,250
---------------------------------------------------------------------------------------------------------------------
 Grant Prideco Escrow Corp., 9% Sr. Unsec. Nts., 12/15/09 7                             1,200,000          1,299,000
---------------------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08                   1,500,000          1,552,500
---------------------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08 7                      7,000,000          7,717,500
---------------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08 7                                    5,800,000          5,191,000
---------------------------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                   1,500,000          1,642,500
---------------------------------------------------------------------------------------------------------------------
 SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11 7                                            2,000,000          2,130,000
---------------------------------------------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10 7                     2,800,000          2,898,000
                                                                                                      ---------------
                                                                                                          27,176,500

---------------------------------------------------------------------------------------------------------------------
 Oil & Gas--3.6%
 Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                                    2,000,000          1,900,000
---------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 7.75% Sr. Unsec. Nts., 1/15/15 7                                                       1,200,000          1,272,000
 8.125% Sr. Unsec. Nts., 4/1/11                                                         1,000,000          1,090,000
 8.375% Sr. Unsec. Nts., 11/1/08                                                        1,400,000          1,526,000
 9% Sr. Nts., 8/15/12 7                                                                 2,200,000          2,486,000
---------------------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11 7                                         3,750,000          4,059,375
 10.625% Sr. Sub. Nts., 12/1/12                                                           900,000          1,059,750
---------------------------------------------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                               2,800,000          2,926,000
---------------------------------------------------------------------------------------------------------------------
 Frontier Escrow Corp., 8% Sr. Nts., 4/15/13 3                                          1,300,000          1,326,000
---------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09 7                                        5,600,000          6,356,000
---------------------------------------------------------------------------------------------------------------------
 GulfTerra Energy Partners LP, 8.50% Sr. Sub. Unsec. Nts., Series B, 6/1/10             2,800,000          3,031,000
---------------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09 1                                       2,150,000          2,451,000
---------------------------------------------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                                2,800,000          3,052,000
---------------------------------------------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                                 1,000,000          1,140,000
---------------------------------------------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 7                                 3,100,000          3,425,500


16  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Oil & Gas Continued
 Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                            $  3,700,000     $    3,940,500
---------------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                        3,000,000          3,330,000
---------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp.:
 8% Sr. Sec. Nts., 4/15/08                                                              2,400,000          2,472,000
 9.625% Sr. Sub. Nts., 4/1/12 7                                                         3,150,000          3,150,000
---------------------------------------------------------------------------------------------------------------------
 Tom Brown, Inc., Units (each unit consists of $512 principal amount of
 7.25% sr. sub. nts., due 2013 and $488 principal amount of Tom Brown
 Resources Funding Corp., 7.25% sr. sub. nts., due 2013) 9                              1,250,000          1,300,000
---------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                          5,700,000          6,255,750
                                                                                                      ---------------
                                                                                                          57,548,875

---------------------------------------------------------------------------------------------------------------------
 Financials--2.7%
---------------------------------------------------------------------------------------------------------------------
 Capital Markets--0.1%
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08           3,450,000          1,638,750
---------------------------------------------------------------------------------------------------------------------
 Commercial Banks--0.3%
 ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 4                                  2,808,552          2,036,200
---------------------------------------------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                 578,000            621,350
---------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                          750,000            819,375
---------------------------------------------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                              1,600,000          1,740,000
                                                                                                      ---------------
                                                                                                           5,216,925

---------------------------------------------------------------------------------------------------------------------
 Diversified Financial Services--0.4%
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                    2,800,000          3,136,000
---------------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                         1,400,000            700,000
---------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                2,500,000          2,837,500
                                                                                                      ---------------
                                                                                                           6,673,500

---------------------------------------------------------------------------------------------------------------------
 Insurance--0.1%
 Conseco, Inc., Escrow Shares, 6/15/09 5,6                                              1,000,000                 --
---------------------------------------------------------------------------------------------------------------------
 Texas Gas Transmission Corp., 7.25% Debs., 7/15/27 1                                   1,000,000          1,120,833
                                                                                                      ---------------
                                                                                                           1,120,833

---------------------------------------------------------------------------------------------------------------------
 Real Estate--1.8%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07 7                                        350,000            347,375
---------------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                    500,000            543,750
---------------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11 7                                                               1,350,000          1,398,938
 9.875% Sr. Nts., 5/1/09                                                                1,500,000          1,691,250
---------------------------------------------------------------------------------------------------------------------
 Felcor Lodging LP:
 9% Sr. Nts., 6/1/11 7                                                                  3,394,000          3,631,580
 10% Sr. Unsec. Nts., 9/15/08 7                                                         1,000,000          1,080,000
---------------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08 7                              5,250,000          5,420,625
---------------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07 7                                            4,300,000          4,730,000



17  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Real Estate Continued
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                 $    600,000     $      595,500
 9.125% Sr. Unsec. Nts., 1/15/11                                                        1,950,000          2,057,250
---------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08        7,100,000          7,171,000
                                                                                                      ---------------
                                                                                                          28,667,268

---------------------------------------------------------------------------------------------------------------------
 Health Care--4.9%
---------------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.5%
 Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10                        900,000          1,021,500
---------------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12 7                  3,000,000          3,202,500
---------------------------------------------------------------------------------------------------------------------
 HMP Equity Holdings Corp., Units (each unit consists of $1,000 principal amount of 15.43% sr. sec. disc. nts., 5/15/08 and one warrant to purchase
 2.8094 shares of Huntsman Corp. common stock) 9,10                                     2,800,000          1,372,000
---------------------------------------------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                         2,500,000          2,675,000
---------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11 7                      550,000            588,500
                                                                                                      ---------------
                                                                                                           8,859,500

---------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--4.3%
 AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08                                        2,000,000          2,200,000
---------------------------------------------------------------------------------------------------------------------
 Alderwoods Group, Inc., 12.25% Sr. Nts., 1/2/09                                        2,100,000          2,336,250
---------------------------------------------------------------------------------------------------------------------
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11 7                          600,000            627,000
---------------------------------------------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                   2,000,000          2,150,000
---------------------------------------------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                             2,975,000          3,175,812
---------------------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10                  2,200,000          2,398,000
---------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                           2,800,000          2,919,000
---------------------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09                               1,250,000          1,401,563
---------------------------------------------------------------------------------------------------------------------
 HCA, Inc.:
 6.95% Sr. Nts., 5/1/12                                                                 4,000,000          4,250,268
 7.875% Sr. Nts., 2/1/11 7                                                                800,000            894,374
 8.75% Sr. Nts., 9/1/10 7                                                               1,600,000          1,864,206
---------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12                                                 4,000,000          3,460,000
---------------------------------------------------------------------------------------------------------------------
 InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11 7                         2,000,000          2,125,000
---------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc.:
 9% Sr. Sub. Nts., 2/15/08 5,6,7                                                        2,400,000          1,344,000
 9.375% Sr. Nts., 11/15/07 3                                                            6,850,000          7,329,500
---------------------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                        2,900,000          3,074,000
---------------------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12 7                                2,650,000          2,888,500
---------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                 3,300,000          3,811,500
---------------------------------------------------------------------------------------------------------------------
 Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 3                            1,500,000          1,556,250
---------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                            2,200,000          2,332,000
---------------------------------------------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08 7                       4,800,000          5,400,000
---------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11 7                                     1,802,000          1,734,425
---------------------------------------------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                         3,850,000          4,206,125
---------------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                          500,000            532,500



18  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09 1                              $  5,000,000     $    5,575,000
                                                                                                      ---------------
                                                                                                          69,585,273

---------------------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.1%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10 7                                             850,000            952,000
---------------------------------------------------------------------------------------------------------------------
 Industrials--9.3%
---------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense--1.0%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                         2,400,000          2,628,000
---------------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08 1,5                                                                 3,600,000          1,030,500
---------------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11 7                                700,000            609,000
---------------------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                              500,000            552,500
---------------------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 7                                1,700,000          1,895,500
---------------------------------------------------------------------------------------------------------------------
 TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11 3                                      2,600,000          2,808,000
---------------------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13 3,7                                                           2,000,000          2,260,000
 11% Sr. Sub. Nts., 2/15/13 3,7                                                         2,300,000          2,691,000
---------------------------------------------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 3                               1,550,000          1,588,750
                                                                                                      ---------------
                                                                                                          16,063,250

---------------------------------------------------------------------------------------------------------------------
 Air Freight & Logistics--0.1%
 Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06 5,7                                  2,000,000            900,000
---------------------------------------------------------------------------------------------------------------------
 Airlines--0.4%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                   2,000,000          1,512,500
---------------------------------------------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                                  6,500,000          5,037,500
                                                                                                      ---------------
                                                                                                           6,550,000

---------------------------------------------------------------------------------------------------------------------
 Building Products--0.5%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                               2,000,000          2,125,000
---------------------------------------------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10 3                                   2,600,000          2,710,500
---------------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07 1,7                                             900,000            931,500
 9.25% Sr. Nts., Series B, 3/15/07 1                                                      700,000            724,500
 9.875% Sr. Unsec. Sub. Nts., 6/15/11 1                                                 1,000,000          1,062,500
                                                                                                      ---------------
                                                                                                           7,554,000

---------------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--3.1%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13 7                                                             2,200,000          2,315,500
 7.875% Sr. Unsec. Nts., Series B, 1/1/09 7                                             1,300,000          1,355,250
 8.50% Sr. Sub. Nts., 12/1/08 7                                                         4,800,000          5,208,000
 8.875% Sr. Nts., Series B, 4/1/08 7                                                    4,300,000          4,676,250
 9.25% Sr. Sec. Debs., Series B, 9/1/12 7                                               6,850,000          7,603,500
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09 7                                             900,000            979,875
---------------------------------------------------------------------------------------------------------------------
 American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10 3,7                          1,350,000          1,434,375
---------------------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,5,6                  1,500,000             10,500



19  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 1,5,6                            $  4,600,000     $    1,086,750
---------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                                2,000,000          2,230,000
---------------------------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                                                    2,250,000          2,407,500
---------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                              1,080,000            718,200
---------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                   2,000,000          1,410,000
---------------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,5,6                    3,300,000                 --
---------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                        2,500,000          2,525,000
---------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12 7                                          3,850,000          4,196,500
---------------------------------------------------------------------------------------------------------------------
 Moore North American Finance, Inc., 7.875% Sr. Nts., 1/15/11 3                         1,300,000          1,387,750
---------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                                                        2,400,000          1,983,000
---------------------------------------------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09                     2,125,000          2,454,375
---------------------------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09 7                              1,800,000          1,980,000
---------------------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc.:
 10.75% Sr. Nts., 4/15/08 3,7                                                             400,000            445,000
 10.75% Sr. Unsec. Nts., 4/15/08 7                                                      2,250,000          2,503,125
 10.75% Sr. Unsec. Nts., Series B, 4/15/08                                              1,400,000          1,557,500
                                                                                                      ---------------
                                                                                                          50,467,950

---------------------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.1%
 Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09           1,000,000          1,035,000
---------------------------------------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 1                                           1,000,000          1,100,000
                                                                                                      ---------------
                                                                                                           2,135,000

---------------------------------------------------------------------------------------------------------------------
 Electrical Equipment--0.1%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                               1,500,000          1,342,500
---------------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--1.3%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                  6,445,000          6,839,756
---------------------------------------------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                        7,500,000          2,887,500
---------------------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11 7                                                                9,900,000         10,258,875
 6.75% Sr. Unsub. Nts., 2/15/11                                                           300,000            318,000
                                                                                                      ---------------
                                                                                                          20,304,131

---------------------------------------------------------------------------------------------------------------------
 Machinery--1.8%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09 7                                             1,606,000          2,031,590
---------------------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                              5,600,000          6,076,000
---------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                2,550,000          2,282,250
---------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,5,6                                        6,500,000             65,000
---------------------------------------------------------------------------------------------------------------------
 Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07                              250,000            126,250
---------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12 7                              3,350,000          3,835,750
---------------------------------------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                1,900,000          2,099,500
---------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07           3,385,000          3,131,125
---------------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13 7                                                    2,200,000          2,326,500




20  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Machinery Continued
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                 $  1,200,000     $    1,257,000
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                    3,400,000          3,740,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                           500,000            562,500
---------------------------------------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 1                                        2,000,000          2,020,000
                                                                                                      ---------------
                                                                                                          29,553,465

---------------------------------------------------------------------------------------------------------------------
 Marine--0.5%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                               4,600,000          5,267,000
---------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,5,6                          3,500,000          1,524,950
---------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,5         3,800,000          1,311,000
                                                                                                      ---------------
                                                                                                           8,102,950

---------------------------------------------------------------------------------------------------------------------
 Road & Rail--0.3%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                        2,800,000          2,919,000
---------------------------------------------------------------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12                                                     1,800,000          1,966,500
                                                                                                      ---------------
                                                                                                           4,885,500

---------------------------------------------------------------------------------------------------------------------
 Transportation Infrastructure--0.1%
 Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11 3,7                   1,250,000          1,315,625
---------------------------------------------------------------------------------------------------------------------
 Information Technology--2.0%
---------------------------------------------------------------------------------------------------------------------
 Communications Equipment--0.1%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07 5                          3,315,000          1,427,107
---------------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.2%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                  2,900,000          3,211,750
---------------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.4%
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05 1           802,000            818,040
---------------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 1                             4,000,000          4,330,000
---------------------------------------------------------------------------------------------------------------------
 Xerox Capital plc (Europe), 5.875% Nts., 5/15/04 7                                       800,000            808,000
                                                                                                      ---------------
                                                                                                           5,956,040

---------------------------------------------------------------------------------------------------------------------
 Internet Software & Services--0.0%
 Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,5,6 [EUR]                     3,465,206            181,593
---------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08 1,5,6,8                4,750,000                475
---------------------------------------------------------------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08 1                                                    437,438            334,640
---------------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06 1,5,6 [EUR]                                            3,250,000            184,509
 11% Sr. Nts., 8/1/09 5,6                                                               1,938,350            111,455
                                                                                                      ---------------
                                                                                                             812,672

---------------------------------------------------------------------------------------------------------------------
 IT Services--0.4%
 Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                               4,000,000          4,280,000
---------------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 3                                         1,400,000          1,645,000
                                                                                                      ---------------
                                                                                                           5,925,000



21  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Office Electronics--0.1%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06 1,7                               $  1,300,000     $    1,371,500
---------------------------------------------------------------------------------------------------------------------
 Xerox Corp., 7.15% Nts., 8/1/04 7                                                        900,000            924,750
                                                                                                      ---------------
                                                                                                           2,296,250

---------------------------------------------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--0.8%
 AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                           4,200,000          4,767,000
---------------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13 3,7                                                            2,850,000          2,878,500
 9.25% Sr. Unsec. Sub. Nts., 2/15/08 7                                                  3,500,000          3,797,500
---------------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09 7        1,500,000          1,680,000
                                                                                                      ---------------
                                                                                                          13,123,000

---------------------------------------------------------------------------------------------------------------------
 Materials--10.5%
---------------------------------------------------------------------------------------------------------------------
 Chemicals--3.8%
 Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., Series B, 7/1/11                1,100,000            874,500
---------------------------------------------------------------------------------------------------------------------
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09 7                                          700,000            616,000
---------------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                           2,000,000            810,000
---------------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                               5,250,000          5,853,750
---------------------------------------------------------------------------------------------------------------------
 Equistar Chemicals LP/Equistar Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09                                                         1,000,000            940,000
 10.625% Sr. Nts., 5/1/11 3,7                                                           1,900,000          1,890,500
---------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 7                                                 7,250,000          6,923,750
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                               400,000            408,757
 13.09% Sr. Unsec. Disc. Nts., 12/31/09 10                                              2,400,000            960,000
---------------------------------------------------------------------------------------------------------------------
 Huntsman International LLC:
 9.875% Sr. Nts., 3/1/09 7                                                              5,800,000          6,119,000
 9.875% Sr. Nts., 3/1/09 3,7                                                              600,000            633,000
---------------------------------------------------------------------------------------------------------------------
 IMC Global, Inc., 7.625% Bonds, 11/1/05                                                   24,000             24,360
---------------------------------------------------------------------------------------------------------------------
 ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                                  3,500,000          3,920,000
---------------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                    1,800,000          1,971,000
---------------------------------------------------------------------------------------------------------------------
 Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 3,11                            2,550,000          2,658,375
---------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08 7                                                              600,000            558,000
 9.50% Sr. Sec. Nts., 12/15//08                                                           700,000            651,000
 9.625% Sr. Sec. Nts., Series A, 5/1/07 7                                               3,150,000          3,008,250
 9.875% Sec. Nts., Series B, 5/1/07 7                                                   6,900,000          6,606,750
 10.875% Sr. Sub. Nts., 5/1/09                                                          3,600,000          3,222,000
---------------------------------------------------------------------------------------------------------------------
 Millennium America, Inc., 9.25% Sr. Nts., 6/15/08 3                                    1,100,000          1,146,750
---------------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11 1                            3,800,000          4,313,000
---------------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11 7                                          300,000            299,250
---------------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08 7                                      891,021            777,415
---------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.64% Sr. Sec. Nts., 12/31/06 4                                      282,157            246,182
---------------------------------------------------------------------------------------------------------------------
 Rockwood Specialties Corp., 10.625% Sr. Sub. Nts., 5/15/11 3                             950,000          1,016,500
---------------------------------------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                                  1,250,000          1,003,125




22  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Chemicals Continued
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                                                         $1,629,839       $  1,540,198
 11.25% Sr. Sub. Nts., 8/15/06 1,5,6                                                    4,500,000                 --
---------------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 3                                     2,600,000          2,710,500
                                                                                                      ---------------
                                                                                                          61,701,912

---------------------------------------------------------------------------------------------------------------------
 Construction Materials--0.2%
 Texas Industries, Inc., 10.25% Sr. Nts., 6/15/11 3                                     2,700,000          2,970,000
---------------------------------------------------------------------------------------------------------------------
 Containers & Packaging--3.0%
 Ball Corp., 7.75% Sr. Unsec. Nts., 8/1/06                                              1,500,000          1,635,000
---------------------------------------------------------------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11 3,7                                                        2,800,000          3,024,000
 10.875% Sr. Sec. Nts., 3/1/13 3                                                        1,400,000          1,550,500
---------------------------------------------------------------------------------------------------------------------
 Graphic Packaging International Corp.:
 8.50% Sr. Nts., 8/15/11 3                                                              3,100,000          3,371,250
 9.50% Sr. Sub. Nts., 8/15/13 3                                                         2,000,000          2,205,000
---------------------------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                2,600,000          2,730,000
---------------------------------------------------------------------------------------------------------------------
 Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                                         1,500,000          1,672,500
---------------------------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                         2,800,000          3,080,000
---------------------------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 7.75% Sr. Sec. Nts., 5/15/11 7                                                         2,700,000          2,808,000
 8.25% Sr. Unsec. Nts., 5/15/13 3                                                       1,200,000          1,230,000
 8.75% Sr. Sec. Nts., 11/15/12                                                          4,000,000          4,310,000
 8.875% Sr. Sec. Nts., 2/15/09                                                          5,700,000          6,099,000
---------------------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                                                                2,700,000          2,848,500
 9.25% Sr. Unsec. Nts., 2/1/08 7                                                        3,000,000          3,277,500
 9.75% Sr. Unsec. Nts., 2/1/11                                                          4,000,000          4,380,000
---------------------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                     4,400,000          4,488,000
                                                                                                      ---------------
                                                                                                          48,709,250

---------------------------------------------------------------------------------------------------------------------
 Metals & Mining--2.2%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12                                                         5,400,000          3,753,000
 7.875% Sr. Unsec. Nts., 2/15/09 7                                                      1,300,000            936,000
---------------------------------------------------------------------------------------------------------------------
 Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 3,7                                   2,650,000          2,742,750
---------------------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09 1                    600,000            384,000
---------------------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09             2,300,000          2,403,500
---------------------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                    3,300,000          3,547,500
---------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,5                 433,000              4,330
---------------------------------------------------------------------------------------------------------------------
 IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 3                                                    850,000            892,500
---------------------------------------------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 1,7                              2,500,000          2,675,000
---------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,5,6           3,000,000          2,325,000
---------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                 5,745,000          3,016,125
---------------------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09 1,5,6                  3,122,208            234,166
---------------------------------------------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                        850,000            926,500


23  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Metals & Mining Continued
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 7                                   $  2,800,000     $    2,310,000
---------------------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                        2,500,000          2,618,750
---------------------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09 7                                        1,500,000          1,612,500
---------------------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                           1,000,000          1,097,500
---------------------------------------------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                                                                1,700,000          1,751,000
 10.75% Sr. Nts., 8/1/08 7                                                              2,000,000          2,140,000
                                                                                                      ---------------
                                                                                                          35,370,121

---------------------------------------------------------------------------------------------------------------------
 Paper & Forest Products--1.3%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10 7                                       1,250,000          1,367,001
---------------------------------------------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 12                                                            1,100,000          1,265,000
 13.875% Sr. Sec. Nts., 7/15/07                                                           300,000            345,000
---------------------------------------------------------------------------------------------------------------------
 Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13 3                                  1,000,000          1,035,000
---------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,5                                     9,300,000          1,534,500
---------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11 7                                                      5,100,000          5,329,500
 9.375% Sr. Unsec. Nts., 2/1/13 7                                                       5,600,000          6,279,000
---------------------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08 1,7                           1,500,000          1,751,250
---------------------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                     3,300,000          1,798,500
                                                                                                      ---------------
                                                                                                          20,704,751

---------------------------------------------------------------------------------------------------------------------
 Telecommunication Services--8.7%
---------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.5%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,5,6 [EUR]                                                1,700,000                198
 13% Sr. Unsec. Nts., 5/1/08 1,5,6                                                      2,000,000                200
---------------------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09 7                                        1,950,000          1,998,750
---------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 3,5,6                                        2,775,330             20,815
---------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07 1,5,6                                2,225,000                 --
---------------------------------------------------------------------------------------------------------------------
 Dex Media East LLC/Dex Media East Finance Co.,
---------------------------------------------------------------------------------------------------------------------
 9.875% Sr. Unsec. Nts., 11/15/09                                                       3,500,000          3,981,250
---------------------------------------------------------------------------------------------------------------------
 Dex Media West LLC/Dex Media West Finance Co.:
 8.50% Sr. Nts., 8/15/10 3                                                              2,200,000          2,403,500
 9.875% Sr. Sub. Nts., 8/15/13 3                                                        3,700,000          4,199,500
---------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 11.875% Sr. Unsec. Nts., Series B, 1/15/10 1,5                                           800,000             67,000
 12.125% Sr. Unsec. Disc. Nts., 2/15/08 1,5                                             1,300,000            108,875
---------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09 5,6,7,8    2,500,000          1,006,250
---------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09 7                                  500,000            525,000
---------------------------------------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,5,6 [EUR]                                       2,000,000              5,823
---------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08 7,8                                                  1,250,000          1,056,250
 9.125% Sr. Unsec. Nts., 5/1/08 7                                                       3,200,000          2,736,000
---------------------------------------------------------------------------------------------------------------------
 MCI Communications Corp., 7.75% Sr. Unsec. Debs., 3/23/25 5,6                          1,900,000          1,505,750



24  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08 5,6         $  3,000,000     $      232,500
---------------------------------------------------------------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07 1,5,6                                                           3,000,000                 --
 Escrow Shares, 3/15/08 1,5,6                                                           1,700,000                 --
 Escrow Shares, 11/15/08 1,5,6                                                          4,500,000                 --
---------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 5,6                       1,900,000            410,875
---------------------------------------------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,5,6                               4,000,000            100,000
---------------------------------------------------------------------------------------------------------------------
 Qwest Capital Funding, Inc.:
 5.875% Nts., 8/3/04 7                                                                  4,400,000          4,378,000
 7.75% Nts., 8/15/06 7                                                                  2,800,000          2,758,000
---------------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc., 7.50% Sr. Unsec. Nts.,
 Series B, 11/1/08                                                                      3,000,000          2,895,000
---------------------------------------------------------------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts., 11/1/04                                                               600,000            619,500
 8.875% Nts., 3/15/12 3,7                                                               7,200,000          8,028,000
---------------------------------------------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10 3,7                                        5,100,000          5,967,000
---------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 5,6,7,8                                               4,500,000          1,777,500
 0%/9.875% Sr. Disc. Nts., 4/15/09 1,5,6,8 [GBP]                                        3,500,000          2,311,423
 11.25% Sr. Nts., 11/1/08 5,6,7                                                         2,800,000          1,358,000
---------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,5,6                                         2,250,000                 --
---------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08             5,100,000          5,049,000
---------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11 7                        800,000            802,000
---------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,5,6                                      3,200,000                 --
---------------------------------------------------------------------------------------------------------------------
 Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,5,6                           4,500,000                450
                                                                                                      ---------------
                                                                                                          56,302,409

---------------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--5.2%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11 7                               3,500,000          3,395,000
---------------------------------------------------------------------------------------------------------------------
 American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 10                     4,900,000          3,283,000
---------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 14% Sr. Unsec. Disc. Nts., 10/1/07 1,5,6                   4,749,000                 --
---------------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operating Co./Centennial Communications Corp.,
 10.125% Sr. Nts., 6/15/13 3                                                            3,000,000          3,105,000
---------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11 7,8                                                 2,800,000          2,828,000
 10.75% Sr. Nts., 8/1/11 7                                                              5,100,000          5,686,500
---------------------------------------------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08 1,5,6,8                   2,525,000            340,875
---------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 8.875% Sr. Nts., 10/1/13 3                                                             3,000,000          3,048,750
 10.875% Sr. Unsec. Nts., 7/1/10 7                                                      2,600,000          2,847,000
---------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 1,5,8                                  800,000             92,000
---------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,5,6,8                                       2,900,000            290,000
 12.50% Sr. Nts., 4/15/10 1,5                                                           2,800,000            350,000
---------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 7.375% Sr. Nts., 8/1/15 7                                                              4,320,000          4,384,800
 9.375% Sr. Unsec. Nts., 11/15/09 7                                                    14,450,000         15,750,500


25  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 Nextel Partners, Inc.:
 8.125% Sr. Nts., 7/1/11 3                                                             $4,300,000       $  4,214,000
 11% Sr. Unsec. Nts., 3/15/10                                                           1,000,000          1,097,500
 12.50% Sr. Nts., 11/15/09                                                              3,400,000          3,893,000
---------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04 1,5,6                                        2,890,000                 --
---------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08 7                                              1,600,000          1,464,000
 9.75% Sr. Sub. Nts., 1/15/10                                                           3,950,000          3,614,250
 9.875% Sr. Nts., 2/1/10 3                                                              3,700,000          3,672,250
---------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09                                                           700,000            633,500
 12% Sr. Unsec. Disc. Nts., 3/1/08 7                                                    6,045,000          6,407,700
---------------------------------------------------------------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 3,7                                         1,100,000          1,166,000
---------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Unsec. Nts., 6/1/13 7                                                        2,700,000          2,909,250
 8.75% Sr. Unsec. Sub. Nts., 11/15/11 7                                                   750,000            751,875
 9.375% Sr. Unsec. Sub. Nts., 2/1/11 7                                                  1,600,000          1,636,000
---------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 8           4,850,000          3,564,750
---------------------------------------------------------------------------------------------------------------------
 Western Wireless Corp., 9.25% Sr. Nts., 7/15/13 3                                      3,100,000          3,177,500
                                                                                                      ---------------
                                                                                                          83,603,000

---------------------------------------------------------------------------------------------------------------------
 Utilities--9.2%
---------------------------------------------------------------------------------------------------------------------
 Electric Utilities--4.1%
 AES Corp. (The):
 8.75% Sr. Sec. Nts., 5/15/13 3                                                         6,600,000          6,963,000
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08 7                                                1,172,000          1,180,790
 8.875% Sr. Unsec. Nts., 2/15/11 7                                                        773,000            773,000
 9.375% Sr. Unsec. Nts., 9/15/10 7                                                        931,000            954,275
 9.50% Sr. Unsec. Nts., 6/1/09 7                                                          222,000            229,770
 10% Sec. Nts., 7/15/05 3                                                               3,000,000          3,105,000
---------------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20 1,5              1,200,000            900,000
---------------------------------------------------------------------------------------------------------------------
 Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                             1,350,000          1,363,500
---------------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                  1,337,376          1,444,366
---------------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 7.625% Sr. Nts., 4/15/06                                                                 500,000            397,500
 8.25% Sr. Unsec. Nts., 8/15/05 7                                                       2,300,000          2,047,000
 8.50% Sr. Sec. Nts., 7/15/10 3                                                         9,000,000          8,325,000
 8.50% Sr. Unsec. Nts., 2/15/11 7                                                       3,850,000          2,733,500
 8.625% Sr. Nts., 8/15/10 7                                                               600,000            426,000
 8.75% Sr. Nts., 7/15/07                                                                2,600,000          1,950,000
 8.75% Sr. Sec. Nts., 7/15/13 3                                                         4,500,000          4,140,000
---------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09 7                                                              1,000,000            995,000
 7.75% Sr. Nts., 8/1/10 3                                                               1,300,000          1,293,500
 9.875% Sr. Unsec. Nts., 10/15/07                                                       6,400,000          6,880,000
---------------------------------------------------------------------------------------------------------------------
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-Through
 Certificates, 1/15/05                                                                  1,500,000          1,496,250
---------------------------------------------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                                      350,000            309,750
---------------------------------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                     1,000,000          1,180,032




26  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Electric Utilities Continued
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                            1,500,000     $    1,995,747
---------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 5                        1,200,000            954,000
---------------------------------------------------------------------------------------------------------------------
 MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
 8.50% Sr. Sec. Nts., 9/1/10 3,7                                                        1,400,000          1,470,000
---------------------------------------------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 3                                            2,600,000          2,743,000
---------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10 3                                                         1,100,000          1,001,000
 9.50% Sr. Sec. Nts., 7/15/13 3                                                         2,300,000          2,081,500
---------------------------------------------------------------------------------------------------------------------
 Southern California Edison Co., 8% Sr. Sec. Nts., 2/15/07 3                            5,000,000          5,612,500
---------------------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                                      850,000            958,375
                                                                                                      ---------------
                                                                                                          65,903,355

---------------------------------------------------------------------------------------------------------------------
 Gas Utilities--2.6%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., Series B, 5/20/11                                              1,800,000          1,939,500
---------------------------------------------------------------------------------------------------------------------
 ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                             1,400,000          1,505,000
---------------------------------------------------------------------------------------------------------------------
 El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12 7                                       5,000,000          4,225,000
---------------------------------------------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts., 7/15/11 7                                           3,700,000          3,071,000
---------------------------------------------------------------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08 3                                                             1,000,000          1,010,000
 7.75% Sr. Nts., 5/15/13 3,7                                                            1,000,000          1,012,500
---------------------------------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                                                    2,500,000          2,312,500
 8% Sr. Unsub. Nts., 3/1/32                                                             4,000,000          3,910,000
 8.875% Sr. Nts., 3/15/10 7                                                             1,800,000          1,935,000
---------------------------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17 7                                     10,750,000         10,320,000
---------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                                        11,500,000         11,413,750
                                                                                                      ---------------
                                                                                                          42,654,250

---------------------------------------------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--2.4%
 AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                              3,406,328          3,517,034
---------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04 7                                              850,000            850,000
---------------------------------------------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                                                    1,100,000          1,203,286
 6.375% Sr. Sec. Nts., 2/1/08                                                             800,000            878,263
 7.375% Nts., 9/15/23                                                                   1,600,000          1,658,779
---------------------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                 13,950,000         11,752,875
 8.75% Sr. Nts., 2/15/12                                                                3,100,000          2,852,000
 10.125% Sr. Sec. Nts., 7/15/13 3,7                                                     3,700,000          3,922,000
---------------------------------------------------------------------------------------------------------------------
 El Paso Production Holding Co., 7.75% Sr. Nts., 6/1/13 3                               3,800,000          3,629,000
---------------------------------------------------------------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
 Series A, 6/30/12                                                                      2,639,972          2,628,422
---------------------------------------------------------------------------------------------------------------------
 Transcontinental Gas Pipe Line Corp.:
 6.125% Nts., 1/15/05                                                                     800,000            811,000
 8.875% Sr. Unsub. Nts., Series B, 7/15/12                                                600,000            681,750

27  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power Continued
 Williams Cos., Inc. (The):
 8.625% Sr. Nts., 6/1/10 7                                                           $  2,700,000     $    2,882,250
 9.25% Sr. Unsec. Unsub. Nts., 3/15/04                                                    100,000            102,500
---------------------------------------------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                 800,000            780,000
                                                                                                      ---------------
                                                                                                          38,149,159

---------------------------------------------------------------------------------------------------------------------
 Water Utilities--0.1%
 National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12 1            1,400,000          1,536,500
                                                                                                      ---------------
 Total Corporate Bonds and Notes (Cost $1,287,700,904)                                                 1,286,741,342


                                                                                           Shares
---------------------------------------------------------------------------------------------------------------------
 Preferred Stocks--1.2%

 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,6,12                              137,443              1,374
---------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg. 12                                    6,829            715,338
---------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,6                                  100,000          4,025,000
---------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 6% Cv., Series F (converts into
 Dobson Communications Corp., Cl. A common stock), Non-Vtg. 6                               2,400            484,500
---------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,6,12                         721                 72
---------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,6             15,000            993,750
---------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg. 1,6,12                   21,050                 --
---------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,6,12                                   3,727                 --
---------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B 1,6,12                          2                 65
---------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 6                                                    13,033             92,404
---------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. 1,6,12           30,310                 --
---------------------------------------------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A, Non-Vtg. 1                                             175                612
---------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp.:
 14.25% Cum. 6,12                                                                               1              2,978
 14.25% Cum. Jr. Exchangeable, Non-Vtg. 12                                                    534          4,819,350
---------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 12                                  5,063          4,139,003
---------------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg. 1,6                                     1                995
---------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                          26,250          3,891,563
---------------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $14.08 Exchangeable 1,6,12                           22,624                 --
---------------------------------------------------------------------------------------------------------------------
 WorldCom, Inc., $8.63 Cum. Cv., Series F 1,6                                             100,000             11,000
                                                                                                      ---------------
 Total Preferred Stocks (Cost $32,215,093)                                                                19,178,004

---------------------------------------------------------------------------------------------------------------------
 Common Stocks--1.9%

 Adelphia Business Solutions, Inc. 6                                                        1,605                 18
---------------------------------------------------------------------------------------------------------------------
 American Stock Exchange Basic Industries SPDR                                             35,000            764,050
---------------------------------------------------------------------------------------------------------------------
 Cablevision Systems New York Group, Cl. A 6                                               40,000            724,000
---------------------------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. 6                                          34,200          1,049,598
---------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                                  525,000          5,659,500
---------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc. 6                                                                     15,012                 --
---------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.                                                                          20,000            147,400






28  |  OPPENHEIMER CHAMPION INCOME FUND


                                                                                                         Market Value
                                                                                           Shares          See Note 1
---------------------------------------------------------------------------------------------------------------------
 Common Stocks Continued

 Comcast Corp., Cl. A 6                                                                    30,000     $      926,400
---------------------------------------------------------------------------------------------------------------------
 Conseco, Inc. 6                                                                           46,622            841,993
---------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 6                                                       132,227            731,215
---------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A 6                                                     154,473          1,003,457
---------------------------------------------------------------------------------------------------------------------
 El Paso Corp.                                                                             25,000            182,500
---------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. 6                                                                           82,169          1,531,630
---------------------------------------------------------------------------------------------------------------------
 Exelon Corp.                                                                               5,000            317,500
---------------------------------------------------------------------------------------------------------------------
 Financial Select Sector SPDR Fund                                                         40,000          1,016,000
---------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B, Escrow Shares 1,6                                   1,665                 --
---------------------------------------------------------------------------------------------------------------------
 Globix Corp. 1,6                                                                          45,871            114,677
---------------------------------------------------------------------------------------------------------------------
 Health Care Select Sector SPDR Fund                                                       10,000            278,100
---------------------------------------------------------------------------------------------------------------------
 Horizon Natural Resources Co. 1,6                                                         66,667                 --
---------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 1,6                                                79,703             67,748
---------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                                  6,325            137,189
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. 6                                                      16,657            212,926
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. A 6                                                  138              1,687
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. B 6                                               16,558            196,446
---------------------------------------------------------------------------------------------------------------------
 NTL, Inc. 6                                                                              147,374          6,944,263
---------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 6                                                                   6,597             61,220
---------------------------------------------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                                                     6,250            226,500
---------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 6                                                                      57,620            263,612
---------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 1,6                                                            13,979             77,653
---------------------------------------------------------------------------------------------------------------------
 Prandium, Inc. 6,13                                                                      323,326            100,231
---------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd. 1,6                                                                288,828                 --
---------------------------------------------------------------------------------------------------------------------
 Siena Holdings, Inc. 1,6                                                                  17,058             23,455
---------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 6                                                                 5,643             88,172
---------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp. 6                                                                      20,000            705,600
---------------------------------------------------------------------------------------------------------------------
 Sun Microsystems, Inc. 6                                                                  50,000            165,500
---------------------------------------------------------------------------------------------------------------------
 Technology Select Sector SPDR Fund                                                        50,000            914,000
---------------------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 1,6                                                                  50,000                 --
---------------------------------------------------------------------------------------------------------------------
 UGC Europe, Inc. 6                                                                        60,435          3,163,769
---------------------------------------------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 1,6                                                         12,534             48,883
---------------------------------------------------------------------------------------------------------------------
 Waste Management, Inc.                                                                    20,000            523,400
---------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The)                                                                 40,000            376,800
---------------------------------------------------------------------------------------------------------------------
 WRC Media Corp. 1,6                                                                        8,794                176
---------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc. 6                                                                 11,249             65,244
                                                                                                      ---------------
 Total Common Stocks (Cost $37,982,252)                                                                   29,652,512

29  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                         Market Value
                                                                                            Units          See Note 1
---------------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%
 American Tower Corp. Wts., Exp. 8/1/08 1,6                                                 4,900       $    602,700
---------------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06 1,6                                                    2,000              2,750
---------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05 1,6                                                                           13,281                133
 Exp. 9/1/04 6                                                                             17,362                889
---------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc. Litigation Wts., Exp. 12/31/50 6                                          58,176             62,830
---------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,6                                                      3,300                 33
---------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 1,6                                           2,320                 --
---------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,6                                       5,000                 50
---------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,6                                     3,450                 --
---------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08 1,6                                                   6,000                 60
---------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,6                                          725                  7
---------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 1,6                                                   6,700                 --
---------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,6                                           17,655                177
---------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 1,6                                                                          19,990                100
 Exp. 5/16/06 1,6                                                                              30                 --
---------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,6                                                       3,390                 --
---------------------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,6                                                          3,600                 36
---------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,6                                   2,000                 --
---------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,6                                   1,390                 --
---------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,6                                   2,565                 26
---------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 1,6                                                    28,880             15,018
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 6                                                                  6,150              7,201
 Cl. B Wts., Exp. 5/1/08 6                                                                 10,250             17,698
---------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,6                                         3,200                 32
---------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,6                                                        5,000              4,375
---------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 6                                               100,000            119,000
---------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.) 1,6                                        3,500                 35
---------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03 1,6                                                                          28,000                 --
 Exp. 6/30/05 1,6                                                                          15,200                 --
---------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 1,6                             3,000                 30
---------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,6                                           9,160                 --
---------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,6                                                       8,078                 --
---------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 6                                                           2,159             12,712
---------------------------------------------------------------------------------------------------------------------
 Transocean, Inc. Wts., Exp. 5/1/09 3,6                                                     7,000            973,875
---------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 6                                                                22,501             41,064
 Cl. B Wts., Exp. 1/16/10 6                                                                16,876             27,002
 Cl. C Wts., Exp. 1/16/10 6                                                                16,876             17,382
                                                                                                      ---------------
 Total Rights, Warrants and Certificates (Cost $1,189,520)                                                 1,905,215

30  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                        Principal       Market Value
                                                                                           Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------
 Structured Notes--7.4%

 Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts.:
 5%, 3/11/04                                                                          $ 7,000,000       $  7,095,200
 5%, 3/31/04                                                                            5,000,000          5,520,500
---------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 High Yield Beta Index Linked Nts., 10%, 6/20/08 7                                      7,757,576          7,621,818
 High Yield Index B Linked Nts., 9%, 6/20/08 7                                         95,743,518         97,658,389
---------------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., Catastrophe Linked Nts., 5.54%, 11/19/07 3,4                         600,000            611,214
                                                                                                      ---------------
 Total Structured Notes (Cost $119,827,695)                                                              118,507,121

                                                                 Date       Strike      Contracts
---------------------------------------------------------------------------------------------------------------------
 Options Purchased--0.1%

 Standard & Poor's 500 Index Futures,
 12/18/03 Put (Cost $1,919,565)                              11/21/03       $1,005            241          2,175,025

                                                                                        Principal
                                                                                           Amount
---------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--6.5%

 Undivided interest of 25.05% in joint repurchase agreement (Principal
 Amount/Market Value $416,677,000, with a maturity value of $416,688,574) with
 PaineWebber, Inc., 1%, dated 9/30/03, to be repurchased at $104,381,899 on
 10/1/03, collateralized by Federal Home Loan Mortgage Corp., 5%,
 9/1/33, with a value of $425,484,194 (Cost $104,379,000)                            $104,379,000        104,379,000

---------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,611,251,277)                                           98.3%     1,582,668,321
---------------------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                              1.7         27,553,963
                                                                                     --------------------------------
 Net Assets                                                                                 100.0%    $1,610,222,284
                                                                                     ================================



Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
EUR      Euro
GBP      British Pound Sterling

1. Identifies issues considered to be illiquid or restricted. See Note 7 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,287,984 or 0.14% of the Fund's net assets as of September 30, 2003.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $215,561,141 or 13.39% of the Fund's net assets as of September 30, 2003.
4. Represents the current interest rate for a variable or increasing rate security.
5. Issuer is in default. See Note 1 of Notes to Financial Statements.
6. Non-income producing security.
7. Partial or fully-loaned security--See Note 8 of Notes to Financial
Statements.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

31  |  OPPENHEIMER CHAMPION INCOME FUND

9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
10. Zero coupon bond reflects effective yield on the date of purchase.
11. Delayed settlement security to be delivered and settled after September 30, 2003. See Note 1 of Notes to Financial Statements.
12. Interest or dividend is paid-in-kind.
13. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2003 amounts to $100,231. Transactions during the period in which the issuer was an affiliate are as follows:

                                 Shares      Gross       Gross          Shares    Unrealized
                         Sept. 30, 2002  Additions  Reductions  Sept. 30, 2003  Depreciation
--------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Prandium, Inc.                 323,326         --          --         323,326    $3,703,069

See accompanying Notes to Financial Statements.

32  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,607,447,977)                    $1,582,568,090
 Affiliated companies (cost $3,803,300)                                 100,231
                                                                 ---------------
                                                                  1,582,668,321
--------------------------------------------------------------------------------
 Cash                                                                 3,444,948
--------------------------------------------------------------------------------
 Collateral for securities loaned                                   279,441,347
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                          32,676,115
 Shares of beneficial interest sold                                   2,338,080
 Investments sold                                                     1,320,584
 Other                                                                    1,598
                                                                 ---------------
 Total assets                                                     1,901,890,993

--------------------------------------------------------------------------------
 Liabilities

 Return of collateral for securities loaned                         279,441,347
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                               4,183,443
 Investments purchased (including $2,578,125 purchased on a
 delayed settlement basis)                                            3,914,001
 Dividends                                                            2,601,063
 Distribution and service plan fees                                     985,296
 Transfer and shareholder servicing agent fees                          293,044
 Shareholder reports                                                    176,717
 Trustees' compensation                                                  10,180
 Other                                                                   63,618
                                                                 ---------------
 Total liabilities                                                  291,668,709


--------------------------------------------------------------------------------
 Net Assets                                                      $1,610,222,284
                                                                 ===============


--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                      $      175,765
--------------------------------------------------------------------------------
 Additional paid-in capital                                       2,089,747,701
--------------------------------------------------------------------------------
 Overdistributed net investment income                               (3,073,644)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                             (448,050,277)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies        (28,577,261)
                                                               -----------------
 Net Assets                                                      $1,610,222,284
                                                               =================




33  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $876,599,785 and 95,636,164 shares of beneficial interest outstanding)    $9.17
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                               $9.63
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $479,886,859 and 52,417,458 shares of beneficial interest
 outstanding)                                                              $9.16
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $240,077,377 and 26,221,858 shares of beneficial interest
 outstanding)                                                              $9.16
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $13,658,263 and 1,489,560 shares of beneficial interest outstanding)   $9.17



 See accompanying Notes to Financial Statements.




34  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003


--------------------------------------------------------------------------------
 Investment Income

 Interest (net of foreign withholding taxes of $2,130)             $145,004,283
--------------------------------------------------------------------------------
 Dividends                                                            1,268,702
--------------------------------------------------------------------------------
 Lending fees                                                             8,119
                                                                   -------------
 Total investment income                                            146,281,104

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                      8,851,794
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              1,913,426
 Class B                                                              4,492,240
 Class C                                                              2,087,122
 Class N                                                                 47,568
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              1,604,383
 Class B                                                                898,419
 Class C                                                                423,645
 Class N                                                                 54,714
--------------------------------------------------------------------------------
 Shareholder reports                                                    249,507
--------------------------------------------------------------------------------
 Trustees' compensation                                                  49,767
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             39,625
--------------------------------------------------------------------------------
 Other                                                                   57,587
                                                                   -------------
 Total expenses                                                      20,769,797
 Less reduction to custodian expenses                                   (11,057)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class N                                                          (19,598)
                                                                   -------------
 Net expenses                                                        20,739,142


--------------------------------------------------------------------------------
 Net Investment Income                                              125,541,962


--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                        (82,267,541)
 Closing of futures contracts                                          (634,156)
 Foreign currency transactions                                        1,879,324
                                                                   -------------
 Net realized loss                                                  (81,022,373)

--------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                        266,370,984
 Translation of assets and liabilities denominated in foreign
 currencies                                                           4,147,798
 Futures contracts                                                      180,950
                                                                   -------------
 Net change in unrealized depreciation                              270,699,732


--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $315,219,321
                                                                   =============




 See accompanying Notes to Financial Statements.




35  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                       2003             2002
--------------------------------------------------------------------------------------
 Operations

 Net investment income                                $  125,541,962   $  117,434,481
--------------------------------------------------------------------------------------
 Net realized loss                                       (81,022,373)    (223,510,746)
--------------------------------------------------------------------------------------
 Net change in unrealized depreciation                   270,699,732       66,809,320
                                                      --------------------------------
 Net increase (decrease) in net assets resulting
 from operations                                         315,219,321      (39,266,945)

--------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (70,384,402)     (61,569,881)
 Class B                                                 (37,165,672)     (39,918,096)
 Class C                                                 (17,185,723)     (15,672,850)
 Class N                                                    (807,093)        (273,099)

--------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 114,234,056       69,529,774
 Class B                                                 (10,257,079)     (30,002,711)
 Class C                                                  32,959,892        9,354,626
 Class N                                                   6,325,638        5,710,405

--------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                               332,938,938     (102,108,777)
--------------------------------------------------------------------------------------
 Beginning of period                                   1,277,283,346    1,379,392,123
                                                      --------------------------------
 End of period [including undistributed
 (overdistributed) net investment income of
 $(3,073,644) and $696,928, respectively]             $1,610,222,284   $1,277,283,346
                                                      ================================



 See accompanying Notes to Financial Statements.




36  |  OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS


 Class A        Year Ended September 30,          2003        2002        2001         2000      1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $8.05       $9.00      $11.00       $11.84    $12.18
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .78         .77        1.03         1.15      1.10
 Net realized and unrealized gain (loss)          1.12        (.95)      (1.97)        (.76)     (.25)
                                                 -----------------------------------------------------------
 Total from investment operations                 1.90        (.18)       (.94)         .39       .85
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.78)       (.77)      (1.06)       (1.15)    (1.10)
 Distributions from net realized gain               --          --          --         (.08)     (.09)
                                                 -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.78)       (.77)      (1.06)       (1.23)    (1.19)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $9.17       $8.05      $ 9.00       $11.00    $11.84
                                                 ===========================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              24.62%      (2.49)   %  (9.19)%       3.42%     7.15%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------

 Net assets, end of period (in thousands)     $876,600    $659,017    $670,207     $672,817  $675,395
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $783,469    $718,443    $696,332     $681,335  $644,839
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            8.98%       8.57%      10.14%       10.02%     9.01%
 Total expenses                                   1.08% 3     1.14% 3     1.07% 3      1.05% 3   1.06% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            68%         62%         47%          34%       47%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

37  |  OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued


 Class B        Year Ended September 30,                2003      2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                  $8.04     $8.99     $10.98      $11.83      $12.17
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .71       .70        .96        1.06        1.01
 Net realized and unrealized gain (loss)                1.12      (.95)     (1.97)       (.77)       (.25)
                                                       -----------------------------------------------------
 Total from investment operations                       1.83      (.25)     (1.01)        .29         .76
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.71)     (.70)      (.98)      (1.06)      (1.01)
 Distributions from net realized gain                     --        --         --        (.08)       (.09)
                                                       -----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.71)     (.70)      (.98)      (1.14)      (1.10)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $9.16     $8.04      $8.99      $10.98      $11.83
                                                       =====================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    23.71%    (3.23)%    (9.81)%      2.54%       6.36%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $479,887  $432,009   $515,270    $534,309    $530,619
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $449,354  $508,625   $540,165    $534,106    $475,049
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  8.27%     7.85%      9.40%       9.25%       8.25%
 Total expenses                                         1.84% 3   1.89% 3    1.82% 3     1.80% 3     1.81% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  68%       62%        47%         34%         47%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

38  |  OPPENHEIMER CHAMPION INCOME FUND


 Class C        Year Ended September 30,                2003        2002       2001        2000        1999
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                  $8.04       $8.99     $10.98      $11.83      $12.17
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .71         .70        .96        1.06        1.01
 Net realized and unrealized gain (loss)                1.12        (.95)     (1.97)       (.77)       (.25)
                                                       -------------------------------------------------------
 Total from investment operations                       1.83        (.25)     (1.01)        .29         .76
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.71)       (.70)      (.98)      (1.06)      (1.01)
 Distributions from net realized gain                     --          --         --        (.08)       (.09)
                                                       -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.71)       (.70)      (.98)      (1.14)      (1.10)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $9.16       $8.04     $ 8.99      $10.98      $11.83
                                                       =======================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    23.71%      (3.23)%    (9.82)%      2.52%       6.35%


--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $240,077    $180,131   $192,898    $211,809    $252,277
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $208,876    $200,233   $208,439    $230,954    $246,416
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  8.23%       7.83%      9.40%       9.23%       8.25%
 Total expenses                                         1.84% 3     1.89% 3    1.82% 3     1.80% 3     1.81% 3
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  68%         62%        47%         34%         47%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%

See accompanying Notes to Financial Statements.

39  |  OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued


Class N      Year Ended      September 30,                  2003      2002      2001 1
--------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $ 8.05    $ 9.00    $10.75
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .75       .73       .57
 Net realized and unrealized gain (loss)                    1.11      (.93)    (1.75)
                                                          ----------------------------
 Total from investment operations                           1.86      (.20)    (1.18)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.74)     (.75)     (.57)
 Distributions from net realized gain                         --        --        --
                                                          ----------------------------
 Total dividends and/or distributions
 to shareholders                                            (.74)     (.75)     (.57)
--------------------------------------------------------------------------------------
 Net asset value, end of period                            $9.17     $8.05     $9.00
                                                          ============================

--------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        24.10%    (2.71)%  (11.29)%


--------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $13,658    $6,126    $1,017
--------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 9,534    $3,398    $  330
--------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      8.47%     8.04%     9.72%
 Total expenses                                             1.71%     1.36%     1.07%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 1.50%      N/A 4     N/A 4
--------------------------------------------------------------------------------------
 Portfolio turnover rate                                      68%       62%       47%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

40  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2003, the market value of these securities comprised 7.4% of the Fund's net assets, and resulted in unrealized losses of $1,320,574.






41  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Securities on a Delayed Settlement Basis. Delivery and payment for securities that have been purchased by the Fund on a delayed settlement basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed settlement basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of September 30, 2003, the Fund had entered into delayed settlement purchase commitments of $2,578,125.

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2003, securities with an aggregate market value of $36,714,409, representing 2.28% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.





42  |  OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                 Net Unrealized
                                                                   Depreciation
                                                               Based on Cost of
                                                                 Securities and
         Undistributed   Undistributed         Accumulated    Other Investments
         Net Investment      Long-Term                Loss   for Federal Income
         Income                   Gain  Carryforward 1,2,3         Tax Purposes
         ----------------------------------------------------------------------
         $2,854,930                $--        $434,597,199          $42,030,337

 1. As of September 30, 2003, the Fund had $380,150,754 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforward(s) were as follows:
                              Expiring
                              ----------------------
                              2008    $   19,623,850
                              2009        30,381,616
                              2010        94,306,197
                              2011       235,839,091
                                      --------------
                              Total     $380,150,754
                                      ==============
 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund did not utilize any capital loss carryforwards.

 3. As of September 30, 2003, the Fund had $54,222,673 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $223,772 of post-October foreign currency losses which were deferred

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.




43  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
                 From               From                             Net
                 Ordinary        Capital     Tax Return       Investment
                 Income             Loss     of Capital             Loss
                 -------------------------------------------------------
                 $3,769,644   $3,769,644            $--              $--

The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:
                                           Year Ended          Year Ended
                                   September 30, 2003  September 30, 2002
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income         $125,542,890        $117,433,926

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments           $1,624,704,353
                                                 ==============

                 Gross unrealized appreciation   $  129,333,771
                 Gross unrealized depreciation     (171,364,108)
                                                 --------------
                 Net unrealized depreciation     $  (42,030,337)
                                                 ==============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


44  |  OPPENHEIMER CHAMPION INCOME FUND

 -------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

----------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         Year Ended September 30, 2003       Year Ended September 30, 2002
                                Shares          Amount               Shares         Amount
-------------------------------------------------------------------------------------------
 Class A
 Sold                       71,138,604   $ 613,903,824           36,530,526  $ 328,727,660
 Dividends and/or
 distributions reinvested    6,152,135      53,097,365            5,249,245     46,643,037
 Redeemed                  (63,565,016)   (552,767,133)         (34,366,220)  (305,840,923)
                           ----------------------------------------------------------------
 Net increase               13,725,723   $ 114,234,056            7,413,551  $  69,529,774
                           ----------------------------------------------------------------

-------------------------------------------------------------------------------------------
 Class B
 Sold                       12,071,680   $ 104,207,690           10,914,263  $  98,367,207
 Dividends and/or
 distributions reinvested    2,882,735      24,780,208            2,828,236     25,139,668
 Redeemed                  (16,297,543)   (139,244,977)         (17,326,173)  (153,509,586)
                           ----------------------------------------------------------------
 Net decrease               (1,343,128)  $ (10,257,079)          (3,583,674) $ (30,002,711)
                           ----------------------------------------------------------------

-------------------------------------------------------------------------------------------
 Class C
 Sold                        9,887,489   $  85,454,943            7,409,566  $  66,622,378
 Dividends and/or
 distributions reinvested    1,269,733      10,941,743            1,043,139      9,249,907
 Redeemed                   (7,349,605)    (63,436,794)          (7,504,307)   (66,517,659)
                           ----------------------------------------------------------------
 Net increase                3,807,617   $  32,959,892              948,398  $   9,354,626
                           ----------------------------------------------------------------

-------------------------------------------------------------------------------------------
 Class N
 Sold                        1,090,938   $   9,517,277             693,111$      6,113,908
 Dividends and/or
 distributions reinvested       90,522         786,170              31,332         271,416
 Redeemed                     (453,051)     (3,977,809)            (76,351)       (674,919)
                           ----------------------------------------------------------------
 Net increase                  728,409   $   6,325,638             648,092   $   5,710,405
                           ----------------------------------------------------------------

--------------------------------------------------------------------------------

45  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $986,234,752 and $870,780,154, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $3,082,400 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate        Class A   Concessions    Concessions    Concessions    Concessions
                         Front-End      Front-End    on Class A     on Class B     on Class C     on Class N
                     Sales Charges  Sales Charges        Shares         Shares         Shares         Shares
                        on Class A    Retained by   Advanced by    Advanced by    Advanced by    Advanced by
 Year Ended                 Shares    Distributor Distributor 1  Distributor 1  Distributor 1  Distributor 1
------------------------------------------------------------------------------------------------------------
 September 30, 2003     $1,993,951       $470,639      $374,623     $1,885,890       $417,010        $68,578

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C        Class N
                            Contingent    Contingent     Contingent     Contingent
                              Deferred      Deferred       Deferred       Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales Charges
                           Retained by   Retained by    Retained by    Retained by
 Year Ended                Distributor   Distributor    Distributor    Distributor
----------------------------------------------------------------------------------
 September 30, 2003           $170,615    $1,438,542        $35,767        $34,667


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year

--------------------------------------------------------------------------------

46  |  OPPENHEIMER CHAMPION INCOME FUND
 ended September 30, 2003, expense under the Class A Plan totaled $1,913,426, all of which were paid by the Distributor to recipients, which included $7,696 retained by the Distributor and $97,587 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                              Distributor's
                                                            Distributor's         Aggregate
                                                                Aggregate     Uncompensated
                                                            Uncompensated     Expenses as %
                        Total Expenses   Amount Retained         Expenses     of Net Assets
                            Under Plan   by Distributor        Under Plan          of Class
--------------------------------------------------------------------------------------------
 Class B Plan               $4,492,240       $3,236,580       $ 6,918,522              1.44%
 Class C Plan                2,087,122          379,652        24,104,646             10.04
 Class N Plan                   47,568           39,445           247,581              1.81


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of September 30, 2003, the Fund had no outstanding foreign currency contracts.



47  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
    As of September 30, 2003, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------
 7. Illiquid or Restricted Securities
 As of September 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of

48  |  OPPENHEIMER CHAMPION INCOME FUND
 illiquid or restricted securities subject to this limitation as of September 30, 2003 was $124,611,264, which represents 7.74% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                 Acquisition              Valuation as of         Unrealized
 Security                               Date        Cost    September 30, 2003  Depreciation
--------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.,
 Series B, Escrow Shares              1/4/01      $6,660              $--             $6,660


--------------------------------------------------------------------------------
 8. Securities Lending
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of September 30, 2003, the Fund had on loan securities valued at $274,885,059. Cash of $279,441,347 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.

49  |  OPPENHEIMER CHAMPION INCOME FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Champion Income Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Champion Income Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Champion Income Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003


50  |  OPPENHEIMER CHAMPION INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions should be multiplied by 0.84% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,268,702 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

51  |  OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited


Name, Position(s) Held with   Principal Occupation(s) During Past 5 Years; Other
Fund, Length of Service, Age  Trusteeships/Directorships Held by Trustee; Number
                              of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                   The address of each Trustee in the chart below is
TRUSTEES                      6803 S. Tucson Way, Centennial, CO 80112-3924.
                              Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,               Formerly, Chief Executive Officer (until August
Chairman and Trustee          27, 2002) of the Board II Funds, Vice Chairman
(since 1995)                  (until January 2, 2002) of the Manager and
Age: 69                       President and a director (until 1997) of
                              Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,         Chairman of the following private mortgage banking
Vice Chairman and Trustee     companies: Cherry Creek Mortgage Company (since
(since 1999)                  1991), Centennial State Mortgage Company (since
Age: 66                       1994), The El Paso Mortgage Company (since 1993),
                              Transland Financial Services, Inc. (since 1997);
                              Chairman of the following private companies: Great
                              Frontier Insurance (insurance agency) (since
                              1995), Ambassador Media Corporation and Broadway
                              Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991).
                              Mr. Armstrong is also a Director/Trustee of Campus
                              Crusade for Christ and the Bradley Foundation.
                              Formerly a director of the following: Storage
                              Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                              International Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                              (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency)
                              (1995-June 1999); a U.S. Senator (January
                              1979-January 1991). Oversees 41 portfolios in the
                              OppenheimerFunds complex.

Robert G. Avis,               Formerly, Director and President of A.G. Edwards
Trustee (since 1995)          Capital, Inc. (General Partner of private equity
Age: 72                       funds) (until February 2001); Chairman, President
                              and Chief Executive Officer of A.G. Edwards
                              Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                              Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                              Chairman of A.G. Edwards Trust Company and A.G.E.
                              Asset Management (investment advisor) (until March
                              1999); and a Director (until March 2000) of A.G.
                              Edwards & Sons and A.G. Edwards Trust Company.
                              Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,              Formerly (until April 1999): Senior Vice President
Trustee (since 1997)          (from September 1987) and Treasurer (from March
Age: 67                       1985) of the Manager; Vice President (from June
                              1983) and Treasurer (since March 1985) of
                              OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                              February 1992), Treasurer (since July 1991)
                              Assistant Secretary and a director (since December
                              1991) of Centennial Asset Management Corporation;
                              Vice President (since October 1989) and Treasurer
                              (since April 1986) of HarbourView Asset Management
                              Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director
                              (June 1989-January 1990) of Centennial Capital
                              Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                              August 1978) and Secretary (since April 1981) of
                              Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                              Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                              Treasurer (since March 1998) of Oppenheimer
                              Acquisition Corp. (the Manager's parent
                              corporation); Treasurer (since November 1989) of
                              Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July







52  |  OPPENHEIMER CHAMPION INCOME FUND

George C. Bowen,              1996) of Oppenheimer Real Asset Management, Inc.
Continued                     (an investment advisory subsidiary of the
                              Manager); Chief Executive Officer and director
                              (since March 1996) of MultiSource Services, Inc.
                              (a broker-dealer subsidiary of the Manager);
                              Treasurer (since October 1997) of OppenheimerFunds
                              International Ltd. and OppenheimerFunds plc
                              (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,            A member of The Life Guard of Mount Vernon, George
Trustee (since 1999)          Washington's home (since June 2000). Formerly
Age: 65                       (March 2001 - May 2002) Director of Genetic ID,
                              Inc. and its subsidiaries (a privately held biotech company); a partner with
                              PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management
                              Industry Services Group. Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                Chairman and Director (since 1998) of Rocky
Trustee (since 1995)          Mountain Elk Foundation (a not-for-profit
Age: 61                       foundation); and a director (since October 1999)
                              of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since
                              June 1, 2002). Formerly Chairman and a director
                              (until October 1996) and President and Chief
                              Executive Officer (until October 1995) of the
                              Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                              Shareholders Services Inc. and Shareholder
                              Financials Services, Inc. (until October 1995).
                              Oversees 41 portfolios in the OppenheimerFunds complex.

Sam Freedman,                 Director of Colorado Uplift (a non-profit charity)
Trustee (since 1996)          (since September 1984). Formerly (until October
Age: 62                       1994) Mr. Freedman held several positions in
                              subsidiary or affiliated companies of the Manager.
                              Oversees 41 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,          Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)          Funds and of MML Series Investment Fund (open-end
Age: 56                       investment companies); Director of MML Services
                              (since April 1987) and America Funds Emerging
                              Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since
                              February 2002); a trustee (since February 2000) of
                              Monterey International Studies (an educational organization), and an advisor to Unilever
                              (Holland)'s pension fund and to Credit Suisse
                              First Boston's Sprout venture capital unit. Mrs.
                              Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                              Formerly, President (February 1991-April 2000)
                              ARCO Investment Management Company. Oversees 42 portfolios in the OppenheimerFunds complex.

Robert J. Malone,             Chairman and CEO (since August 2003) of Steele
Trustee (since 2002)          Street Bank (a commercial banking entity),
Age: 59                       Director (since 2001) of Jones Knowledge, Inc. (a
                              privately held company), U.S. Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                              U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                              1, 1999) and a director of Commercial Assets, Inc.
                              (a REIT) (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,     Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)          Funds and of MML Series Investment Fund (open-end
Age: 61                       investment companies); Trustee (since 1987),
                              Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute; President and
                              Treasurer (since


53  |  OPPENHEIMER CHAMPION INCOME FUND

F. William Marshall, Jr.,     January 1999) of the SIS Fund (a private not for
Continued                     profit charitable fund); Trustee (since 1995) of
                              the Springfield Library and Museum Association;
                              Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western
                              Massachusetts (1998 - 2003); Chairman (January
                              1999-July 1999) of SIS & Family Bank, F.S.B.
                              (formerly SIS Bank); President, Chief Executive
                              Officer and Director (May 1993-December 1998) of
                              SIS Bankcorp, Inc. and SIS Bank (formerly
                              Springfield Institution for Savings) and Executive
                              Vice President (January 1999-July 1999) of Peoples
                              Heritage Financial Group, Inc. Oversees 43 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            The address of Mr. Murphy in the chart below is
AND OFFICER                   Two World Financial Center, New York, NY 10080.
                              Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,               Chairman, Chief Executive Officer and director
President and                 (since June 2001) and President (since September
Trustee (since 2001)          2000) of the Manager; President and a director or
Age: 54                       trustee of other Oppenheimer funds; President and
                              a director (since July 2001) of Oppenheimer
                              Acquisition Corp. and of Oppenheimer Partnership
                              Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                              Services, Inc. and of Shareholder Financial
                              Services, Inc.; President and a director (since
                              July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                              OFI Institutional Asset Management, Inc. and
                              Centennial Asset Management Corporation (since
                              November 2001), HarbourView Asset Management
                              Corporation and OFI Private Investments, Inc.
                              (since July 2001); President (since November 1,
                              2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                              Investment Management Corp. and Tremont Advisers,
                              Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February
                              1997) of Massachusetts Mutual Life Insurance
                              Company (the Manager's parent company); a director
                              (since June 1995) of DLB Acquisition Corporation
                              (a holding company that owns shares of David L.
                              Babson & Company, Inc.); formerly, Chief Operating
                              Officer (September 2000-June 2001) of the Manager;
                              President and trustee (November 1999-November
                              2001) of MML Series Investment Fund and MassMutual
                              Institutional Funds (open-end investment companies); a director (September 1999-August
                              2000) of C.M. Life Insurance Company; President,
                              Chief Executive Officer and director (September
                              1999-August 2000) of MML Bay State Life Insurance
                              Company; a director (June 1989-June 1998) of
                              Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                              Oversees 75 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Steinmetz, Kourkoulakos and Zack, Two World Financial Center, New York, NY 10080, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his earlier resignation, death or removal.

Arthur P. Steinmetz,          Senior Vice President of the Manager (since March
Senior Vice President         1993) and of HarbourView Asset Management
and Portfolio Manager         Corporation (since March 2000); an officer of 6
(since 1993)                  portfolios in the OppenheimerFunds complex.
Age: 44


54  |  OPPENHEIMER CHAMPION INCOME FUND

Dimitrios Kourkoulakos,       Vice President of the Manager (since December
Vice President and            2001); an officer of 3 portfolios in the
Portfolio Manager             OppenheimerFunds complex; formerly a High Yield
(since 2001)                  Analyst (1998 - 2001) and a Securities Analyst
Age: 36                       (1995 - 1998) of the Manager.

Brian W. Wixted,              Senior Vice President and Treasurer (since March
Treasurer (since 1999)        1999) of the Manager; Treasurer (since March 1999)
Age: 43                       of HarbourView Asset Management Corporation,
                              Shareholder Services, Inc., Oppenheimer Real Asset
                              Management Corporation, Shareholder Financial
                              Services, Inc., Oppenheimer Partnership Holdings,
                              Inc., OFI Private Investments, Inc. (since March
                              2000), OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since
                              November 2000); Treasurer and Chief Financial
                              Officer (since May 2000) of Oppenheimer Trust
                              Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                              OppenheimerFunds Legacy Program (since April
                              2000); formerly Principal and Chief Operating
                              Officer (March 1995-March 1999), Bankers Trust
                              Company-Mutual Fund Services Division. An officer of 91 portfolios in the OppenheimerFunds complex.

Robert G. Zack,               Senior Vice President (since May 1985) and General
Vice President                Counsel (since February 2002) of the Manager;
and Secretary                 General Counsel and a director (since November
(since 2001)                  2001) of OppenheimerFunds Distributor, Inc.;
Age: 55                       Senior Vice President and General Counsel (since
                              November 2001) of HarbourView Asset Management
                              Corporation; Vice President and a director (since
                              November 2000) of Oppenheimer Partnership
                              Holdings, Inc.; Senior Vice President, General
                              Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder Financial
                              Services, Inc., OFI Private Investments, Inc.,
                              Oppenheimer Trust Company and OFI Institutional
                              Asset Management, Inc.; General Counsel (since
                              November 2001) of Centennial Asset Management
                              Corporation; a director (since November 2001) of
                              Oppenheimer Real Asset Management, Inc.; Assistant
                              Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                              President (since November 2001) of
                              OppenheimerFunds Legacy Program; Secretary (since
                              November 2001) of Oppenheimer Acquisition Corp.;
                              formerly Acting General Counsel (November
                              2001-February 2002) and Associate General Counsel
                              (May 1981-October 2001) of the Manager; Assistant
                              Secretary of Shareholder Services, Inc. (May
                              1985-November 2001), Shareholder Financial
                              Services, Inc. (November 1989-November 2001);
                              OppenheimerFunds International Ltd. And
                              OppenheimerFunds plc (October 1997-November 2001).
                              An officer of 91 portfolios in the
                              OppenheimerFunds complex.





The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

55  |  OPPENHEIMER CHAMPION INCOME FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)